Subsequent event	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Event [Text Block]
20.	Subsequent event:

On March 11, 2019, the Company announced that CRG has provided Correvio with an additional credit facility of $10,000, to be drawn at the discretion of the Company in increments of $2,500 through September 30, 2019, subject to the achievement of certain revenue and market capitalization requirements. The facility will bear interest at 13% per annum and will carry the same terms and conditions as the term loan agreement (note 11).